Segmented information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure Text Block

21. Segmented information

As described in note 22, in the first quarter of 2012, the Company implemented changes to its organizational structure to align the operations of SunOpta Foods according to the type of customers and markets served, rather than by product groupings. Consequently, the Company has realigned its reportable operating segments to reflect the resulting changes in management reporting and accountability to the Company's Chief Executive Officer. With this realignment, SunOpta Foods now consists of the following four operating segments: Grains and Foods Group, Ingredients Group, Consumer Products Group and International Foods Group. This new structure is more closely aligned with the Company's integrated business models that specialize in the sourcing, processing and packaging of natural, organic and specialty food products.

As a result of this realignment, the former Fruit Group was eliminated and the new Consumer Products Group was created to focus on non-grains based consumer packaged goods and is comprised of the Frozen Foods and Healthy Snacks operations which were part of the former Fruit Group, and the Food Solutions operations which were formerly part of the International Foods Group. The Fruit Ingredient operation of the former Fruit Group has been merged with the existing Ingredients Group. The Grains and Foods Group remains unchanged.

Effective with the realignment, the Company operates in two industries divided into six operating segments as follows:

(a)        SunOpta Foods sources, processes, packages, markets and distributes a wide range of natural, organic and specialty food products and ingredients with a focus on soy, corn, sunflower, fruit, fiber and other natural and organic food and natural health products. There are four operating segments within SunOpta Foods:

  Grains and Foods Group is focused on vertically integrated sourcing, processing, packaging and marketing of grains, grain-based ingredients and packaged products;

  Ingredients Group is focused primarily on insoluble oat and soy fiber products, and specialty fruit ingredients, and works closely with its customers to identify product formulation, cost and productivity opportunities aimed at transforming raw materials into value-added food ingredient solutions;

  Consumer Products Group provides natural and organic consumer packaged food products to major global food manufacturers, distributors and supermarket chains with a variety of branded and private label non-grains based products; and

  International Foods Group comprises European and North American based operations which source raw material ingredients and trade organic commodities. In addition, this group manufactures, packages and distributes retail natural health products, primarily in the Canadian marketplace.

(b)        Opta Minerals processes, distributes and recycles silica-free loose abrasives, roofing granules, industrial minerals and specialty sands for the foundry, steel, and bridge and ship-cleaning industries.

(c)        Corporate Services provide a variety of management, financial, information technology, treasury and administration services to the operating segments from the head office in Brampton, Ontario, and information and shared services in Minnesota.

The Company's assets, operations and employees are principally located in the U.S., Canada, Europe, China and Ethiopia. Revenues are allocated to the U.S., Canada and Europe and other external markets based on the location of the customer. Other expense (income) net, interest expense, net, and provision for (recovery of) income taxes are not allocated to the segments.

The following segmented information for the year ended December 31, 2011 is provided on the basis of the Company's new operating segments alignment:

December 31, 2011
	SunOpta	Opta	Corporate
	Foods	Minerals	Services	Consolidated
	$	$	$	$
External revenues by market:
U.S.	705,043	63,708	-	768,751
Canada	93,662	15,277	-	108,939
Europe and other	190,251	14,135	-	204,386
Total revenues from external customers	988,956	93,120	-	1,082,076

Segment operating income (loss)	33,386	7,577	(7,769)	33,194

Other expense, net				5,097
Interest expense, net				8,839
Provision for income taxes				8,047
Earnings from continuing operations				11,211

Identifiable assets	484,185	92,812	54,506	631,503
Depreciation and amortization	14,465	4,207	775	19,447
Goodwill	42,161	7,226	-	49,387
Expenditures on property, plant and equipment	14,469	4,901	636	20,006

Other expense for the year ended December 31, 2011 includes impairments of long-lived assets in the International Foods Group of $7,510 and Consumer Products Group of $358 (see note 14(a)).

SunOpta Foods has the following segmented reporting for the year ended December 31, 2011, provided on the basis of the

Company's new operating segments alignment:

December 31, 2011
			Consumer
	Grains and	Ingredients	Products	International	SunOpta
	Foods Group	Group	Group	Foods Group	Foods
	$	$	$	$	$
External revenues by market:
U.S.	396,279	80,861	161,339	66,564	705,043
Canada	14,167	6,957	3,057	69,481	93,662
Europe and other	68,749	3,256	843	117,403	190,251
Total revenues from
external customers	479,195	91,074	165,239	253,448	988,956

Segment operating income (loss)	22,813	7,083	(3,978)	7,468	33,386

Identifiable assets	235,563	61,426	64,818	122,378	484,185
Depreciation and amortization	6,894	2,454	2,478	2,639	14,465
Goodwill	19,066	12,030	2,934	8,131	42,161
Expenditures on property,
plant and equipment	9,182	1,985	2,940	362	14,469

January 1, 2011
	SunOpta	Opta	Corporate
	Foods	Minerals	Services	Consolidated
	$	$	$	$
External revenues by market:
U.S.	582,948	54,713	-	637,661
Canada	86,395	14,867	-	101,262
Europe and other	148,098	11,288	-	159,386
Total revenues from
external customers	817,441	80,868	-	898,309

Segment operating income (loss)	46,442	7,753	(11,213)	42,982

Other expense, net				10,945
Goodwill impairment				1,654
Interest expense, net				9,749
Provision for income taxes				6,058
Earnings from continuing operations				14,576

Identifiable assets	472,473	87,853	48,974	609,300
Depreciation and amortization	12,642	4,099	1,101	17,842
Goodwill	41,842	6,332	-	48,174
Expenditures on property,
plant and equipment	15,214	1,580	856	17,650

Other expense for the year ended January 1, 2011 includes impairments of long-lived assets in the Consumer Products Group of $7,549 (see note 14(a)). The goodwill impairment charge of $1,654 for the year ended January 1, 2011 is related to the International Foods Group (see note 8).

SunOpta Foods has the following segmented reporting for the year ended January 1, 2011, provided on the basis of the

Company's new operating segments alignment:

January 1, 2011
			Consumer
	Grains and	Ingredients	Products	International	SunOpta
	Foods Group	Group	Group	Foods Group	Foods
	$	$	$	$	$
External revenues by market:
U.S.	302,073	104,745	129,240	46,890	582,948
Canada	6,474	8,492	4,551	66,878	86,395
Europe and other	56,358	3,292	977	87,471	148,098
Total revenues from
external customers	364,905	116,529	134,768	201,239	817,441

Segment operating income (loss)	28,003	18,870	(1,302)	871	46,442

Identifiable assets	234,522	59,846	71,307	106,798	472,473
Depreciation and amortization	4,894	2,159	3,291	2,298	12,642
Goodwill	19,066	12,030	2,346	8,400	41,842
Expenditures on property,
plant and equipment	6,038	7,754	939	483	15,214

December 31, 2009
	SunOpta	Opta	Corporate
	Foods	Minerals	Services	Consolidated
	$	$	$	$
External revenues by market:
U.S.	484,379	40,019	-	524,398
Canada	91,475	13,155	-	104,630
Europe and other	180,654	9,349	-	190,003
Total revenues from
external customers	756,508	62,523	-	819,031

Segment operating income (loss)	18,100	1,161	(6,614)	12,647

Other expense, net				2,245
Goodwill impairment				8,841
Interest expense, net				13,839
Recovery of income taxes				(3,038)
Loss from continuing operations				(9,240)

Identifiable assets	350,284	85,998	25,748	462,030
Depreciation and amortization	11,974	3,851	1,205	17,030
Goodwill	25,412	6,019	-	31,431
Expenditures on property,
plant and equipment	8,754	2,488	54	11,296

Of the total goodwill impairment charge of $8,841, $8,341 related to the Opta Minerals segment and $500 related to the Consumer Products Group segment (see note 8).

SunOpta Foods has the following segmented reporting for the year ended December 31, 2009, provided on the basis of the

Company's new operating segments alignment:

December 31, 2009
			Consumer
	Grains and	Ingredients	Products	International	SunOpta
	Foods Group	Group	Group	Foods Group	Foods
	$	$	$	$	$
External revenues by market:
U.S.	226,477	94,347	124,198	39,357	484,379
Canada	10,805	7,508	6,996	66,166	91,475
Europe and other	87,747	4,058	1,970	86,879	180,654
Total revenues from
external customers	325,029	105,913	133,164	192,402	756,508

Segment operating income (loss)	18,484	12,257	(10,327)	(2,314)	18,100

Identifiable assets	126,680	49,674	82,340	91,590	350,284
Depreciation and amortization	4,072	2,042	3,870	1,990	11,974
Goodwill	2,936	12,030	-	10,446	25,412
Expenditures on property,
plant and equipment	5,843	2,020	694	197	8,754

Geographic segments

				December 31, 2011
	U.S.	Canada	Europe and Other	Total
	$	$	$	$
Property, plant and equipment	108,326	8,917	3,491	120,734
Goodwill	41,256	-	8,131	49,387
Total assets	288,767	227,380	115,356	631,503

				January 1, 2011
	U.S.	Canada	Europe and Other	Total
	$	$	$	$
Property, plant and equipment	101,065	10,838	3,297	115,200
Goodwill	39,774	-	8,400	48,174
Total assets	247,390	270,666	91,244	609,300

Other includes operations in Europe, China and Ethiopia as part of the International Foods Group and operations in France and Slovakia as part of Opta Minerals.

For the years ended December 31, 2011, January 1, 2011 and December 31, 2009, the Company did not have any customers that exceeded 10% of total revenues.